CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Stock options	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2018	$ 13,713,484	$ 2,810	$ 68,023,449	$ 102,827	$ (26,149,583)	$ (36,612,070)	$ 8,346,051	$ 19,420,172	$ 33,133,656
Adjustment of opening balance for the application of IAS 29	19,560,024				19,560,024			7,797,295	27,357,319
Parent company investment	(10,710,438)		(10,710,438)						(10,710,438)
Share-based incentives	8,921			8,921					8,921
Profit for the period	4,229,006				4,229,006			3,337,547	7,566,553
Other comprehensive income or loss	(1,970,428)					(2,258,813)	288,385	(541,295)	(2,511,723)
Ending balance at Dec. 31, 2018	24,830,569	2,810	57,313,011	111,748	(2,360,553)	(38,870,883)	8,634,436	30,013,719	54,844,288
Beginning balance at Jun. 30, 2019	47,301,863	3,613	96,486,865		(21,972,287)	(31,479,583)	4,263,255	14,793,003	62,094,866
Share-based incentives	1,867,334			1,867,334					1,867,334
Profit for the period	4,264,504				4,264,504			407,577	4,672,081
Other comprehensive income or loss	(6,691,822)					(8,885,868)	2,194,046	(874,703)	(7,566,525)
Ending balance at Dec. 31, 2019	$ 46,741,879	$ 3,613	$ 96,486,865	$ 1,867,334	$ (17,707,783)	$ (40,365,451)	$ 6,457,301	$ 14,325,877	$ 61,067,756